Working Capital Faciltiy	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Working Capital Faciltiy [Abstract]
WORKING CAPITAL FACILTIY

NOTE 5 – WORKING CAPITAL FACILTIY

On March 21, 2022, the Company entered into a Credit Facility Agreement (the “Original Facility Agreement”) with Stephen J. Garchik (“Garchik”), who is a shareholder of the Company, pursuant to which Garchik agreed to provide to the Company a $10.0 million unsecured standby line of credit facility that could be drawn down in several tranches, subject to certain conditions described in the Original Facility Agreement. Pursuant to the Original Facility Agreement, the Company paid Garchik a Facility Commitment Fee of 12,500 shares of our common stock upon the effective date of the Original Facility Agreement.

On March 8, 2023, the Company entered into an Amended and Restated Facility Agreement (“A&R Facility Agreement”) with Garchik, pursuant to which the Company and Garchik amended and restated the Original Facility Agreement in its entirety, to replace the credit facility contemplated by the Original Facility Agreement with (i) an initial credit facility to the Company in an amount of $900,000 and (ii) the parties to use their reasonable best efforts after the Initial Funding to negotiate the terms of a subsequent credit facility in the aggregate amount of $2,700,000 (the “Subsequent Funding”).

On March 9, 2023, pursuant to the A&R Facility Agreement, the Company entered into a promissory note (the “Initial Promissory Note”) in favor of Garchik, pursuant to which Garchik loaned the amount of $900,000 (the “Principal Amount”) to the Company. In connection with the Company and Garchik entering into the Initial Promissory Note, each of the principal United States based subsidiaries of the Company agreed to, for the benefit and security of Garchik, guarantee the payment and performance all of the Company’s obligations under the Initial Promissory Note and the Guaranty. The Company and Garchik also entered into the Release Agreement, pursuant to which the Company and Garchik mutually agreed to release any and all rights to make a claim against the other and any existing claims against the other arising out of or relating to the Original Facility Agreement.

The Company wrote-off approximately $410,000 of the issuance costs related to the Original Credit Facility and capitalized $426,000 issuance costs related to the A&R Facility Agreement as of March 31, 2023.

On May 25, 2023, the Company and Garchik agreed to cancel the Initial Promissory Note, terminate the A&R Facility Agreement and Guaranty and satisfy and offset the outstanding balance of the Initial Promissory Note, plus accrued and unpaid interest in the aggregate amount of $929,250 against the purchase price of certain shares of common stock of the Company. See Note 8 “Shareholders’ Equity”. All remaining unamortized debt issuance costs of approximately $381,000 related to the Initial Promissory Note and the A&R Facility Agreement were recorded as a loss on debt extinguishment for the three and six months ended June 30, 2023.

NOTE 6 – WORKING CAPITAL FACILITY

On March 21, 2022, the Company entered into a Facility Agreement with a current shareholder and noteholder of the Company, pursuant to which the shareholder agreed to provide to the Company a $10.0 million unsecured standby line of credit facility that will rank behind the Convertible Notes (see Note 7) and may be drawn down in several tranches, subject to certain conditions described in the Facility Agreement (the “Credit Facility”). Pursuant to the Credit Facility, the Company agreed to pay a facility commitment fee of 12,500 shares of our common stock upon the effective date of the Credit Facility.

There were no borrowings under the Credit Facility as of December 31, 2022. The unamortized deferred debt expense is approximately $448,000 of which $199,000 is included in other current assets and the balance in other assets.

As described in the Subsequent Events (see Note 1), the Credit Facility was amended and restated effective March 6, 2023 pursuant to which amendment the amount of the facility was reduced to $3.6 million, an initial advance of $900,000 was made and subsequent advances under the Credit Facility are subject to various conditions including the granting of a security interest over substantially all the Company’s assets.